BUSINESS ACQUISITIONS AND DISPOSALS (Details 2) (Stream) In Millions, unless otherwise specified	0 Months Ended		1 Months Ended
	May 24, 2012 USD ($)	May 24, 2012 RUB	May 31, 2012
Deconsolidation
Contribution by Sistema	$ 15.8	496.1
Ownership stake of Sistema (as a percent)			55.00%
Ownership before deconsolidation (as a percent)			100.00%
Ownership after deconsolidation (as a percent)			45.00%